June 25, 2007

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549
Attention: Filings - Rule 497(e)
Re: Mellon Funds Trust
- Mellon Balanced Fund
- Mellon Bond Fund
- Mellon Emerging Markets Fund
- Mellon Income Stock Fund
- Mellon Intermediate Bond Fund
- Mellon International Fund
- Mellon Large Cap Stock Fund
- Mellon Massachusetts Intermediate Municipal Bond Fund
- Mellon Mid Cap Stock Fund
- Mellon Money Market Fund
- Mellon National Intermediate Municipal Bond Fund
- Mellon National Municipal Money Market Fund
- Mellon National Short-Term Municipal Bond Fund
- Mellon Pennsylvania Intermediate Municipal Bond Fund
- Mellon Short-Term U.S. Government Securities Fund
- Mellon Small Cap Stock Fund
1933 Act File Nos.: 333-34844; 811-09903
CIK No. 1111565

Dear Sir/Madam:

      Pursuant to Rule 497(e) under the Securities Act of 1933, transmitted for filing are copies of the EDGARized versions of Supplements, dated July 2, 2007, to the current Prospectus and Statement of Additional Information for each of the above-referenced Funds.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6837.

Very truly yours, /s/ Joanna Krzyzanowska Joanna Krzyzanowksa

Enclosure